Basis of Presentation and Significant Accounting Policies	12 Months Ended
Feb. 24, 2013
Basis of Presentation and Significant Accounting Policies

NOTE 2 — BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and principles of consolidation

The Company operates on a 52-to-53 week fiscal year that ends on the Sunday closest to the last day of February. The consolidated financial statements include the accounts of the Company and its 100% owned subsidiaries. These consolidated financial statements are for the period covering the fifty-two weeks ended February 24, 2013 (also referred to as the “year-to-date fiscal period ended February 24, 2013” or year-to-date period ended February 24, 2013), the period covering the fifty-two weeks ended February 26, 2012 (also referred to as the “year-to-date fiscal period ended February 26, 2012” or the year-to-date period ended February 26, 2012) and the period covering the fifty-two weeks ended February 27, 2011 (also referred to as the “year-to-date fiscal period ended February 27, 2011” or the year-to-date period ended February 27, 2011). All intercompany accounts and transactions have been eliminated.

Revision of Prior Period Financial Statements

In fiscal 2013, the Company identified certain prior period errors, primarily relating to the timing of recognition of customer service revenue, which affected all previously filed interim financial results and the annual financial results presented in this Form 20-F. Specifically, the Company had historically recognized customer service revenue using a convention whereby a full month of revenue was recognized upon inception of the arrangement, as opposed to recognizing revenue at a daily rate based on the contractual term of the service arrangement. Additionally, certain costs had been capitalized and should have been expensed, customer credits had been recorded in an incorrect period, certain impaired assets had not been expensed, and the Company had historically recorded depreciation and amortization expense using a monthly convention whereby a full month of depreciation and amortization was recorded, as opposed to being recorded on a daily basis. Lastly, the Company changed the balance sheet classification for an asset retirement obligation from short-term to long-term at February 26, 2012. None of these prior period errors impacted total cash flows from operations, investing or financing activities. The Company concluded these errors were not material, individually or in the aggregate, to any of the prior reporting periods and has reflect these corrections as a revision of the consolidated financial statements previously filed.

The following tables summarize the effects of the errors on the prior period financial statements.

Revised Statements of Operations for the fiscal quarter-to-date and year-to-date periods was as follows:

	Period Ended November 25, 2012
	(unaudited)
	Thirteen Weeks Ended			Thirty-Nine Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Product revenue	$15,627	$—	$15,627	$55,023	$74	$55,097
Service revenue	33,417	(57)	33,360	99,134	(216)	98,918
Cost of revenue	19,960	—	19,960	63,990	(547)	63,443
Other expense	(121)	—	(121)	(506)	30	(476)
Income (loss) before income taxes	1,569	(57)	1,512	(4,297)	434	(3,863)
Provision for income taxes	429	18	447	2,131	88	2,219
Net income (loss)	1,140	(75)	1,065	(6,428)	346	(6,082)

	Period Ended August 26, 2012
	(unaudited)
	Thirteen Weeks Ended			Twenty-Six Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Product revenue	$19,832	$—	$19,832	$39,396	$74	$39,470
Service revenue	32,716	(15)	32,701	65,717	(159)	65,558
Cost of revenue	22,072	—	22,072	44,030	(546)	43,484
Other expense	(394)	90	(304)	(385)	30	(355)
Loss before income taxes	(3,388)	75	(3,313)	(5,866)	491	(5,375)
Provision for income taxes	898	—	898	1,702	71	1,773
Net loss	(4,286)	75	(4,211)	(7,568)	420	(7,148)

	Thirteen Weeks Ended May 27, 2012 (unaudited)
	As reported	adjustments	As revised
Product revenue	$19,564	$74	$19,638
Service revenue	33,001	(144)	32,857
Cost of revenue	21,958	(546)	21,412
Other expense	9	(60)	(51)
Loss before income taxes	(2,478)	416	(2,062)
Provision for income taxes	804	70	874
Net loss	(3,282)	346	(2,936)

	Period Ended February 26, 2012
	Thirteen Weeks Ended			Fifty-Two Weeks Ended
	(unaudited)
	As reported	adjustments	As revised	As reported	adjustments	As revised
Product revenue	$20,127	$(74)	$20,052	$72,566	$(75)	$72,491
Service revenue	34,207	(154)	34,053	133,770	(582)	133,188
Cost of revenue	23,555	(316)	23,239	90,159	(302)	89,857
Other expense	(210)	(30)	(239)	(35)	(29)	(64)
Loss before income taxes	(9,880)	58	(9,822)	(25,493)	(384)	(25,877)
Benefit for income taxes	(7,932)	(172)	(8,104)	(6,703)	(172)	(6,875)
Net loss	(1,948)	230	(1,718)	(18,790)	(212)	(19,002)

	Period Ended November 27, 2011 (unaudited)
	Thirteen Weeks Ended			Thirty-Nine Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Service revenue	$33,530	$(159)	$33,371	$99,563	$(430)	$99,133
Cost of revenue	23,241	13	23,254	66,604	13	66,617
Loss before income taxes	(4,018)	(172)	(4,190)	(15,613)	(443)	(16,056)
Net Loss	(4,622)	(172)	(4,794)	(16,842)	(443)	(17,285)

	Period Ended August 28, 2011 (unaudited)
	Thirteen Weeks Ended			Twenty-Six Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Service revenue	$33,356	$(194)	$33,162	$66,033	$(271)	$65,762
Loss before income taxes	(6,016)	(194)	(6,210)	(11,595)	(271)	(11,866)
Net loss	(6,325)	(194)	(6,519)	(12,220)	(271)	(12,491)

	Thirteen Weeks Ended May 29, 2011 (unaudited)
	As reported	adjustments	As revised
Service revenue	$32,677	$(77)	$32,600
Loss before income taxes	(5,579)	(77)	(5,656)
Net loss	(5,895)	(77)	(5,972)

	Fifty-Two Weeks Ended February 27, 2011
	As reported	adjustments	As revised
Service revenue	135,091	(337)	134,754
Cost of revenue	91,251	(30)	91,221
Loss before income taxes	(10,373)	(307)	(10,680)
Net loss	(11,893)	(307)	(12,200)

Revised Statements of Comprehensive (Loss) Income for the fiscal quarter-to-date and year-to-date periods was as follows:

	Period Ended November 25, 2012 (unaudited)
	Thirteen Weeks Ended			Thirty-Nine Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$1,140	$(76)	$1,064	$(6,428)	$345	$(6,083)
Unrealized foreign currency translation adjustment	25	—	25	(663)	241	(422)
Comprehensive income (loss)	1,164	(76)	1,088	(7,094)	586	(6,508)

	Period Ended August 26, 2012 (unaudited)
	Thirteen Weeks Ended			Twenty-Six Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$(4,286)	$76	$(4,210)	$(7,568)	$421	$(7,147)
Unrealized foreign currency translation adjustment	(126)	—	(126)	(688)	241	(447)
Comprehensive loss	(4,413)	76	(4,337)	(8,258)	662	(7,596)

	Thirteen Weeks Ended May 27, 2012 (unaudited)
	As reported	adjustments	As revised
Net loss	$(3,282)	$345	$(2,937)
Unrealized foreign currency translation adjustment	(562)	241	(321)
Comprehensive loss	(3,845)	586	(3,259)

	Period Ended February 26, 2012
	Thirteen Weeks Ended			Fifty-Two Weeks Ended
	(unaudited)
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$(1,948)	$230	$(1,718)	$(18,790)	$(212)	$(19,002)
Unrealized foreign currency translation adjustment	(158)	28	(130)	60	(33)	27
Comprehensive loss	(2,103)	258	(1,845)	(18,734)	(245)	(18,979)

	Period Ended November 27, 2011 (unaudited)
	Thirteen Weeks Ended			Thirty-Nine Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$(4,622)	$(172)	$(4,794)	$(16,842)	$(443)	$(17,285)
Unrealized foreign currency translation adjustment	(933)	1	(932)	218	(61)	157
Comprehensive loss	(5,557)	(171)	(5,728)	(16,632)	(504)	(17,136)

	Period Ended August 28, 2011 (unaudited)
	Thirteen Weeks Ended			Twenty-Six Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$(6,325)	$(194)	$(6,519)	$(12,220)	$(271)	$(12,491)
Unrealized foreign currency translation adjustment	876	(52)	824	1,151	(62)	1,089
Comprehensive loss	(5,452)	(246)	(5,698)	(11,075)	(333)	(11,408)

	Thirteen Weeks Ended May 29, 2011 (unaudited)
	As reported	adjustments	As revised
Net loss	$(5,895)	$(77)	$(5,972)
Unrealized foreign currency translation adjustment	275	(10)	265
Comprehensive loss	(5,623)	(87)	(5,710)

	Fifty-Two Weeks Ended February 27, 2011
	As reported	adjustments	As revised
Net loss	$(11,893)	$(307)	$(12,200)
Unrealized foreign currency translation adjustment	1,324	(66)	1,258
Comprehensive loss	(10,547)	(373)	(10,920)

Revised Balance Sheet was as follows:

	As of February 26, 2012
	As reported	adjustments	As revised
Deferred income taxes	$11,484	$171	$11,655
Accounts payable	7,853	74	7,927
Accrued expenses	13,250	367	13,617
Short-term deferred revenue	35,428	1,285	36,713
Deferred revenue and other long-term liabilities	15,426	483	15,909
Total stockholders’ deficit	(423,786)	(2,038)	(425,824)

Use of estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates include, but are not limited to, the fair value of the April 2010 Refinancing, revenue recognition, accounts receivable related provisions, inventory related provisions, warranty provisions, valuation of intangible assets and goodwill, valuation allowance for deferred income tax assets, restructuring charges, asset impairment, embedded derivatives and stock-based compensation expense. Actual results could differ materially from management’s estimates.

Fair value measurements

In accordance with the accounting standards for fair value measurements and disclosures, certain of the Company’s assets and liabilities are measured at fair value. Fair value is defined as the price at which and asset would be sold or a liability would be transferred in an orderly transaction between market participants at the measurement date. We determine fair value using the following hierarchy:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•

Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following table represents the Company’s assets and liabilities measured at the fair value on a recurring basis as of February 24, 2013:

	Total February 24, 2013	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents in a highly liquid money market fund	$61	$61	$—	$—
Investment in corporate equity security	23	23	—	—

Total	$84	$84	$—	$—

Liabilities:
Embedded derivatives in Senior Secured Notes (See Note 10)	20,252	—	—	20,252

Total	$20,252	$—	$—	$20,252

The following table represents the Company’s assets and liabilities measured at fair value on a recurring basis as of February 26, 2012:

	Total February 26, 2012	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents in a highly liquid money market fund	$5,759	$5,759	$—	$—
Investment in corporate equity security	32	32	—	—
Embedded derivative in Senior Secured Notes (See Note 10)	159	—	—	159

Total	$5,950	$5,791	$—	$159

Liabilities:
Embedded derivatives in Senior Secured Notes (See Note 10)	25,884	—	—	25,884

Total	$25,884	$—	$—	$25,884

As of February 24, 2013, the carrying value of cash and cash equivalents, short-term investments, accounts receivable, accounts payable and short-term debt approximated their fair value due to the short-term nature of these financial instruments. The Company invests in a short-term money market fund that is classified as cash and cash equivalents within the accompanying consolidated balance sheets, as these funds are highly liquid and readily convertible to known amounts of cash. The Company’s investment in a corporate equity security is held in a security traded on a public market and may be converted to cash based on its market value on that date. As a result, these investments are classified Level 1 assets in the fair value hierarchy.

Fair value of the Company’s embedded derivatives is derived using a valuation model that utilizes the income valuation approach. This valuation model takes into account cash flows expected to be generated over the instrument’s remaining life, the contract terms and other inputs such as management’s estimation of the probability of certain events, as well as other data points. The data sources utilized in this valuation model are not directly obtained from observable market activity and are significant to the fair value measurement of Level 3 unobservable inputs to the fair value hierarchy.

The Company analyzed the Senior Secured Notes in accordance with accounting standards for derivative instruments and hedging activities and identified certain features that were considered embedded derivatives:

•	the Issuer’s right to redeem the Senior Secured Notes at a specified price in the event of an Equity Offering;

•	the right of the holder of the Senior Secured Notes to sell back the Senior Secured Notes to the Company at a specified price in the event of a Change in Control;

•

the Issuer’s requirement to make an offer to purchase the Senior Secured Notes with 100% of ECF for each annual period ending on the last day of each fiscal year ended on or after February 27, 2011 at 120% of the principal amount together with accrued and unpaid interest.

As of February 24, 2013, the fair value of the Equity Offering embedded derivative is zero. The fair value of the Change in Control and ECF embedded derivatives are $19,372 and $880, respectively, and are recorded as long term liabilities in the consolidated balance sheet. These embedded derivatives are revalued each reporting period and any change in fair value is recorded in the consolidated statement of operations.

As of February 26, 2012, the fair value of the Equity Offering embedded derivative is $159 and is recorded in other assets in the consolidated balance sheet. The fair value of the Change in Control and ECF embedded derivatives are $25,026 and $858, respectively, and are recorded as long term liabilities in the consolidated balance sheet.

For the year-to-date fiscal periods ended February 24, 2013, February 26, 2012 and February 27, 2011, the Company recorded income of $4,752, a loss of $8,873 and a loss of $297, respectively, related to the net change in the fair values of the embedded derivatives.

For the year-to-date fiscal period ended February 24, 2013 and February 26, 2012, the Company recorded income of $720 and $630, respectively, related to the reduction of the ECF embedded derivative in the loss on extinguishment of debt. See Note 10 of these audited consolidated financial statements.

The following table provides a summary of changes in fair value of the Company’s recurring Level 3 financial assets for the years ended February 24, 2013 and February 26, 2012:

	February 24, 2013	February 26, 2012	February 27, 2011
Assets:
Balance, beginning of the year	$159	$1,473	$—
Embedded derivatives at inception	—	—	2,451
Decrease to embedded derivative	(159)	(1,314)	(978)

Balance, end of the year	$—	$159	$1,473

	February 24, 2013	February 26, 2012	February 27, 2011
Liabilities:
Balance, beginning of the year	$25,884	$18,955	$—
Embedded derivatives at inception	—	—	19,636
Decrease due to extinguishment of debt	(720)	(630)	—
(Decrease) increase to embedded derivatives	(4,912)	7,559	(681)

Balance, end of the year	$20,252	$25,884	$18,955

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Fair value of the Company’s embedded derivatives is derived using a valuation model that utilizes the income valuation approach. This valuation model takes into account cash flows expected to be generated over the instrument’s remaining life, the contract terms and other inputs such as management’s estimation of the probability of certain events. The data sources utilized in this valuation model are not directly obtained from observable market activity and are categorized as Level 3 unobservable inputs to the fair value hierarchy.

The significant unobservable inputs in the fair value measurement of the embedded derivatives in the Company’s Senior Secured Notes include changes in the implied yield of the Notes, based on the market index for instruments with similar credit rating, as measured from the issuance date of the Notes through the valuation date. Significant unobservable inputs also include the passage of time and its effect upon each of the three identified features embedded within the Notes as described above, and management’s estimates of probability for the occurrence of an early redemption of the Notes, an optional redemption, or an ECF offer before the maturity date of the Notes. The percentage of probability assigned to any of these events occurring, combined with the effect of the passage of time and any change in the implied yield of the instrument at the valuation date will affect the fair value of the Notes. Significant increases or decreases in any of the probabilities or significant change in the implied yield in isolation could result in a significantly lower or higher fair value measurement. Generally, a decrease in the implied yield will result in an increase in the fair value of the Notes, and thus a decrease in the fair value of the embedded derivatives. Similarly, an increased percentage of probability related to the change of control feature for example, is accompanied by a directionally opposite change in the fair value of both the optional redemption with an equity offering and the ECF offer features.

The following table presents information about significant unobservable inputs related to the Company’s Level 3 financial assets and liabilities at February 24, 2013.

Quantitative Information about Level 3 Fair Value Measurements

Embedded Derivative	Fair Value at February 24, 2013 (in 000s)	Valuation Technique(s)	Unobservable Input(s)	Current/Range
Optional redemption feature	$—	Discounted cash flow	Probability of occurrence; Change in yield since issue; Maturity date; Implied yield	0% (4.06)% April 2013 14.32%

Change of control feature	$19,372	Discounted cash flow	Probability of occurrence; Change in yield since issue; Maturity date; Implied yield	50%—90% (4.06)% March 2015 14.32%

Excess cash flow feature	$880	Discounted cash flow	Estimated annual offer amount; Change in yield since issue; Maturity date; Implied yield	$5,000 (4.06)% March 2015 14.32%

As part of the April 2010 Refinancing, the Company determined the relative fair value of multiple financial instruments on a non-recurring basis. Such allocation required significant judgment, and the Company was assisted by an independent valuation firm in determining fair value for the financial instruments (see Note 8 for a discussion of the related accounting and the values derived for this transaction). The instruments valued on a nonrecurring basis at their inception included the following:

•	The Second Lien loan (“Lien 2”), issued pursuant to the Second Lien Credit Facility

•	The Senior Secured Notes (the “Notes”)

•

The Lien 2 holders’ contingent right to additional redeemable convertible preferred stock should the Company not repay Lien 2 in full by either April 30, 2013 or April 30, 2014 (the “Contingent Preferred Equity”)

The first phase in valuing the above instruments and features required that the Company determine its enterprise value. The Company used the income approach to estimate its fair value, which is a valuation technique that provides an estimation of the fair value of a business based on the future cash flows that it can be expected to generate. Significant judgment is required in estimating future cash flows the business is expected to generate, the rate of return used to convert the projected cash flows to their present value, and the present value of the residual value of the business. The Company selected this valuation methodology due to its belief that this approach provides the most reliable valuation indicator as it is based on our long-term financial projections for the Company, which allows the Company to capture anticipated changes in areas such as product mix and cost structure.

The Company’s enterprise value was then allocated among the debt and equity financial instruments such that the total value of the debt and equity equals the estimated enterprise value.

The Company determined the fair value of the Senior Secured Notes by identifying all of the possible redemption combinations that could occur, then constructed a payment schedule for the Senior Secured Notes and discounted the cash flows to their present values using a discount rate determined by adjusting the implied yield of the Senior Secured Notes at their inception. The fair value of the Notes is the weighted average present value of all paths. At February 24, 2013 and February 26, 2012, the fair value of the Notes was approximately $226,823, which includes the net fair value of the embedded derivatives of $20,252, and $227,679 which includes the net fair value of the embedded derivatives of $25,725, respectively.

The income approach was used to value Lien 2. The cash flows for Lien 2 were projected as of the valuation date based on the contractual terms and conditions contained within the credit agreement relating to that loan. The cash flows generated were discounted to their present value using an estimated rate of return that reflected the relative risk of the security, as well as the time value of money. Factors used to determine the appropriate discount rate included an estimate of our credit quality based on comparable company financial metrics, seniority of the debt relative to the Company’s other outstanding financial instruments, as well as the interest terms under the Lien 2 credit agreement. The result was a range of concluded fair values. At February 24, 2013, the concluded fair value of the Lien 2 debt including accrued interest payable-in-kind is $96,157, which is less than the carrying value of the debt of $97,945 including accrued interest payable-in-kind. At February 26, 2012, the concluded fair value of the Lien 2 debt including accrued interest payable-in-kind was $85,001.

There are three scenarios for how many shares of redeemable convertible preferred stock may be issued to the Lien 2 holders in the event that the Lien 2 debt is not paid in full by April 30, 2013 or April 30, 2014. Under the first scenario, Lien 2 holders will receive only what was issued as part of the initial refinancing transaction. The amounts received by Lien 2 holders under the other two scenarios are dependent upon whether the Company fails to repay Lien 2 in full by the dates indicated above. In order to value the Contingent Preferred Equity, the Company estimated the probability of each of the three scenarios and determined what the Company’s capitalization table would look like in each scenario. The Company then valued the Contingent Preferred Equity using the allocation methodology as discussed above and calculated the weighted average value of the equity shares that would be owned by the Lien 2 holders. Due to the fact that the number of shares of redeemable convertible preferred stock issued as part of the initial refinancing transaction was fixed, the value of the Contingent Preferred Equity is equal to the difference between the weighted average value of shares of redeemable convertible preferred stock to be issued to the Lien 2 holders should the Company not repay Lien 2 in full, and the value of such shares as determined upon the initial refinancing transaction. The Contingent Preferred Equity has features similar to those of a liability; therefore, the Company recorded its fair value of $5,518 in redeemable convertible preferred stock and redeemable ordinary stock.

Cash and cash equivalents

Cash equivalents include investments with maturities of three months or less at time of purchase and primarily consist of a highly liquid money market fund. The Company had $61 and $5,759 recorded as cash equivalents as of February 24, 2013 and February 26, 2012, respectively.

Restricted cash

The Company had $106 and $126 of restricted cash in other long-term assets at February 24, 2013 and February 26, 2012, respectively, for cash collateral obligations required in the ordinary course of business.

Translation of foreign currencies

Assets and liabilities of the Company’s foreign operations for which the local currency is the functional currency are translated into U.S. dollars at exchange rates prevailing on the balance sheet date. Revenue and expenses are translated at the average exchange rates prevailing during the year. Foreign currency translation gains and losses are reported separately as a component of accumulated other comprehensive loss in stockholders’ deficit.

The functional currency of the Company’s subsidiary in Ireland is the U.S. dollar. Assets and liabilities in Ireland are translated at year-end exchange rates, except for property and equipment, which is translated at historical rates. Revenues and expenses are translated at average exchange rates in effect during the year. Foreign currency transaction gains or losses are included in the consolidated statements of operations. Foreign currency transaction gains and losses, which are included in other expense were $271, $449 and $(904) during fiscal 2013, 2012 and 2011, respectively. There were no forward foreign contracts outstanding at the end of fiscal 2013, 2012 and 2011, respectively.

Derivatives

For fiscal 2013, 2012 and 2011, the Company analyzed the Senior Secured Notes in accordance with accounting standards for derivative instruments and hedging activities and identified certain features that were considered embedded derivatives:

•	the Issuer’s right to redeem the Senior Secured Notes at a specified price in the event of an Equity Offering;

•	the right of the holder of the Senior Secured Notes to sell back the Senior Secured Notes to the Company at a specified price in the event of a Change in Control;

•

the Issuer’s requirement to make an offer to purchase the Senior Secured Notes with 100% of ECF for each annual period ending on the last day of each fiscal year ended on or after February 27, 2011 at 120% of the principal amount together with accrued and unpaid interest.

See “Fair Value of April 2010 Refinancing” in this Note and Note 10 regarding derivatives associated with the Company’s April 2010 Refinancing.

Concentration of credit risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of cash and cash equivalents and accounts receivable. The Company sells its products to customers in diversified industries around the world. The Company performs ongoing credit evaluations of its customers and generally does not require collateral. The Company maintains reserves for potential credit losses and such losses have not been material. At the end of fiscal 2013 and fiscal 2012, no customer had a balance of more than 8% and 2% of our consolidated account receivable balance, respectively.

During the fiscal years ended 2013, 2012 and 2011, no customer accounted for more than 10% of our revenue.

The Company holds its cash and cash equivalents principally in checking accounts and a money market fund at a major financial institution. Deposits held with banks in the United States may exceed the amount of FDIC insurance provided on such deposits. Deposits held with banks outside the United States generally do not benefit from FDIC insurance.

The majority of our day-to-day banking operations globally are maintained with Bank of America and J.P. Morgan Chase. The Company believes that Bank of America’s and J.P. Morgan Chase’s positions as primary clearing banks, coupled with the substantial monitoring of their daily liquidity both by their internal processes and by the Federal Reserve and the FDIC, mitigate some of our risk.

Accounts receivable

The Company states its accounts receivable at their estimated net realizable value. The Company performs ongoing credit evaluations of its customers and generally does not require collateral. The Company maintains allowances for doubtful accounts for specifically identified estimated losses resulting from the inability of its customers to make required payments. If the financial condition of the Company’s customers were to deteriorate resulting in an impairment of their ability to make payments, additional allowances may be required.

Allowance for doubtful accounts at fiscal year-end was as follows:

	Balance at Beginning of Year	Charge to Expense	Foreign Exchange Impact	Recoveries	Write-Offs	Balance at End of Year
February 27, 2011	$1,036	201	(72)	40	(890)	$315
February 26, 2012	$315	249	—	6	(410)	$160
February 24, 2013	$160	173	—	5	(57)	$281

Inventory

Inventory is valued at the lower of cost (first-in, first-out) or market. The Company considers recent historic usage and future demand in estimating the realizable value of its inventory. The Company records a provision upon determination that inventory is excess or obsolete.

Inventory at fiscal year-end was as follows:

	February 24, 2013	February 26, 2012
Parts and assemblies	$598	$287
Work-in-process	3,407	4,424
Finished products	2,682	3,173

Total Inventory	$6,687	$7,884

In the fiscal year ended February 26, 2013, certain reclassifications were made within inventory to reflect the current nature of the business. The adjustments have been made for the fiscal period ended February 26, 2012 to conform to current period presentation.

Property and equipment

Property and equipment are recorded at cost. Depreciation and amortization expense is calculated using the straight-line method based upon the following estimated useful lives:

Machinery, computer equipment and software	2-5 years
Leasehold improvements	shorter of lease term or life of asset
Service and spare parts	4 years

Maintenance and repair costs are charged to expense as incurred. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any related gains or losses are included in the determination of net income or loss for the period.

The Company capitalizes internal software development costs in accordance with accounting standards for costs of computer software developed for internal use. Capitalized internal software development costs are amortized over the period of economic benefit, on a straight-line basis. At February 24, 2013 and February 26, 2012, net capitalized internal software included in property and equipment totaled $149 and $540, respectively. The Company did not capitalize any software development costs in fiscal 2013, 2012 or 2011.

Goodwill and intangible assets

Goodwill and intangible assets with indefinite useful lives are not amortized and are tested for impairment at least annually or whenever events and circumstances would more likely than not reduce the fair value below carrying value. This impairment would then be calculated using estimated discounted future cash flows. Based on these tests, there were no impairments of goodwill or indefinite life intangible assets in fiscal 2013, 2012 and 2011.

Acquired intangible assets are amortized using either the straight-line or reducing balance method as follows:

Customer related intangibles	7-11 years
Trademark and tradenames	10 years to indefinite life

Other intellectual property assets are amortized over 10-21 years using the straight-line method.

Long-lived assets

Long-lived assets and amortizable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company periodically evaluates its long-lived assets for potential impairment whenever events or circumstances indicate that the carrying amount of an asset or group of assets is not recoverable. If the Company believes an indicator of potential impairment exists, it tests to determine whether impairment recognition criteria have been met. To analyze a potential impairment, the Company projects undiscounted future cash flows expected to result from the use and eventual disposition of the asset or group of assets over the primary assets remaining useful life. If these projected cash flows are less than the carrying amount, an impairment loss is recognized in the consolidated statements of operations based on the difference between the carrying value of the asset or asset group and its fair value.

Investments

Investments are classified as available for sale and are recorded at market value. Unrealized gains and losses are reflected in stockholders’ deficit. The Company recorded an unrealized gain (loss) of $3, ($4) and $22, net of tax, in fiscal 2013, 2012 and 2011, respectively. The carrying value of the investment, which is included in other assets, totaled $23 and $32 at February 24, 2013 and February 26, 2012, respectively.

Fair Value of April 2010 Refinancing

As part of the debt refinancing discussed in Note 10, the Company allocated the proceeds received from investors to the multiple financial instruments issued and several features embedded within the financial instrument arrangements based on their relative fair values. Such allocation required significant judgment, and the Company was assisted by an independent valuation firm in determining fair value for the financial instruments and embedded features. See Note 10 for a discussion of the related accounting and the values derived for this transaction. The instruments and features valued include the following:

•	A second lien loan (“Lien 2”), issued pursuant to the Second Lien Credit Facility

•	Senior secured notes (the “Notes”)

•

The Company’s right to redeem the debt at a specified price in the event of a future equity offering, the right of the Company’s creditors to sell back the debt to it at a specified price in the event of a change in control, and the Company’s requirement to make an offer to redeem a portion of the debt using a formula based on certain cash-flow metrics on the last day of each fiscal year ended on or after February 27, 2011, (collectively referred to as the “Embedded Derivatives”)

•	Preferred stock and ordinary stock (the “Preferred and Ordinary Shares”)

•	The Lien 2 holders’ contingent right to additional preferred and ordinary stock should the Company not repay Lien 2 in full by either April 30, 2013 or April 30, 2014 (the “Contingent Equity”)

The first phase in valuing the above instruments and features required that the Company determine its enterprise value. The Company used the income approach to estimate its fair value, which is a valuation technique that provides an estimation of the fair value of a business based on the future cash flows that it can be expected to generate. Significant judgment is required in estimating future cash flows the business is expected to generate, the rate of return used to convert the projected cash flows to their present value, and the present value of the residual value of the business. The Company selected this valuation methodology due to its belief that this approach provides the most reliable valuation indicator as it is based on our long-term financial projections for the Company, which allows the Company to capture anticipated changes in areas such as product mix and cost structure.

The Company’s enterprise value was then allocated among the debt and equity financial instruments such that the total value of the debt and equity equals the estimated enterprise value as derived above.

The income approach was used to value Lien 2. The cash flows for Lien 2 were projected as of the valuation date based on the contractual terms and conditions contained within the credit agreement relating to that loan. The cash flows generated were discounted to their present value using an estimated rate of return that reflected the relative risk of the security, as well as the time value of money. Factors used to determine the appropriate discount rate included an estimate of our credit quality based on comparable company financial metrics, seniority of the debt relative to the Company’s other outstanding financial instruments, as well as the interest terms under the Lien 2 credit agreement.

The Company valued the Notes and Embedded Derivatives by deriving all of the possible combinations that could occur to cause one of the Embedded Derivatives to be triggered and assigning probabilities to each possible combination (the “Decision Tree”). Depending on the combination identified, the Company constructed a payment schedule for the Notes and discounted the cash flows to their present values using a discount rate that gives the Notes the value as determined above. The value of the Notes (including the Embedded Derivatives) is the weighted average present value of all paths, and the value of each of the Embedded Derivatives was determined by including or removing the respective derivative feature in the Decision Tree.

To value the Preferred and Ordinary Shares, the Company subtracted the value of the outstanding debt instruments (see above for further discussion) from its enterprise value and then allocated the remaining value to its various classes of equity. To allocate the remaining equity value to its individual classes of securities, the Company viewed each security as a call option on its underlying assets, which were valued using a Black-Scholes option pricing model (the “Black-Scholes Model”). The assumptions required to estimate the value of an option using the Black-Scholes Model are the value of the underlying equity, the expected term or exercise date, the volatility of the equity and a risk free interest rate. The fair value of the underlying equity was determined in the valuation of Lien 2 as discussed above. The expected term is the expected date of a liquidity event; the exercise price for the preference shares was estimated as a function of their liquidation preference; the exercise price for an option is the strike price of the option; volatility was estimated based on comparable public company data; and the risk free rate of interest was approximated as the yield for a U.S. Treasury security having a maturity similar to the expected term.

There are three scenarios for how many shares of preferred and common stock may be issued to the Lien 2 holders. Under the first scenario, Lien 2 holders will receive only what was issued as part of the initial refinancing transaction. The amounts received by Lien 2 holders under the other two scenarios are dependent upon whether the Company fails to repay Lien 2 in full by the dates indicated above. In order to value the Contingent Equity, the Company estimated the probability of each of the three scenarios and determined what our capitalization table would look like in each scenario. The Company then valued its equity securities using the same methodology as discussed above for the Preferred and Ordinary Shares and calculated the probability weighted average value of the equity shares that would be owned by the Lien 2 holders. Due to the fact that the number of shares of preferred and common stock issued as part of the initial refinancing transaction was fixed, the value of the Contingent Equity is equal to the difference between the weighted average value of shares of preferred and common stock to be issued to the Lien 2 holders should the Company not repay Lien 2 in full, and the value of such shares as determined upon the initial refinancing transaction.

The Contingent Preferred Equity has features similar to those of a liability; therefore, the Company recorded its fair value of $5,518 in redeemable convertible preferred stock and redeemable ordinary stock. The data sources utilized in this valuation model are not directly obtained from observable market activity and are significant to the fair value measurement of Level 3 unobservable inputs to the fair value hierarchy.

Revenue recognition

The Company derives revenue from the sale of products, post contract support, and solution services. The Company’s transactions frequently include the sale of products and services under multiple element arrangements. The products, which consist of hardware servers with embedded value-added software and software-only licenses, and services, are sold to end users, resellers and other third-party channels. The Company’s hardware servers are always enabled with the embedded value added software as they function together to deliver the server’s functionality.

In September 2009, the Financial Accounting Standards Board (“FASB”) amended the accounting standards for revenue recognition to exclude tangible products containing software components and non-software components that function together to deliver the product’s essential functionality from the scope of industry specific software revenue recognition guidance. Additionally, the FASB also amended the accounting standards for multiple deliverable revenue arrangements to provide for how the deliverables in an arrangement should be separated and how the consideration should be allocated using the relative selling price method. This guidance requires an entity to allocate revenue in an arrangement using best estimated selling prices (“BESP”) of deliverables if a vendor does not have vendor-specific objective evidence of selling price (“VSOE”) or third-party evidence of selling price (“TPE”) and effectively eliminates use of the residual method in such cases.

The Company adopted this accounting guidance at the beginning of fiscal year 2012 on a prospective basis for applicable transactions originating or materially modified after February 27, 2011. For the year ended February 26, 2012, this new revenue recognition guidance resulted in $105 of total revenue and profit from operations being recorded to the consolidated financial statements that would have been deferred under the previous year’s revenue recognition standards.

Revenue is recognized when persuasive evidence of an arrangement exists, delivery of the product or performance of the services has occurred, title and risk of loss has passed to the customer, the sales price is fixed or determinable, and collectability is reasonably assured (or probable for those arrangements accounted for under the software revenue recognition guidance).

For new contracts entered into or modified on or after February 28, 2011 which contain multiple elements and software and non-software components that function together to deliver the tangible product’s essential functionality, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on VSOE, if available, TPE if VSOE is not available, and BESP if neither VSOE nor TPE is available. The Company then recognizes revenue for each deliverable based on its relative value.

VSOE is based upon the amount charged when an element is sold separately. The Company does not have VSOE for its hardware and software product offerings because substantially all transactions involving the Company’s products are sold together with other elements, such as post contract support and/or other services. TPE is established by evaluating largely interchangeable competitor products in stand-alone sales to similarly situated customers. However, the Company is not typically able to determine TPE because the Company’s products contain a significant element of proprietary value added technology that offers substantially different features and functionality enabling fault tolerance, unlike any other product in the market. The Company has established VSOE on its service offerings. Post contract support VSOE is supported by a substantive maintenance renewal clause coupled with consistent pricing year over year after initially being established. Solution services VSOE is supported by consistent hourly rates charged for such services. If the arrangement contains both software enabled hardware and software-only deliverables, the arrangement consideration is then allocated to software enabled hardware and the software-only deliverables as a group using the relative selling prices based on the selling price hierarchy described above.

When the Company is unable to establish VSOE or TPE for its products, the Company uses BESP in its allocation of the arrangement consideration. The objective of BESP is to determine the price the Company would typically sell the product for on a stand-alone basis. The Company’s discounts vary, and overall average discounts differ from quarter to quarter. However, the Company does sell based on market demands and maintains consistent positive margins and management controls product discounts based on the projected product margins for each transaction. Therefore a margin based BESP has been determined to be most appropriate. The Company has determined BESP for its products based upon geography, operating system, and performance functionality. The Company reviews this margin based BESP on a periodic basis based upon the consistency of product pricing.

For software-only products and all product transactions entered into on or prior to February 27, 2011, the Company recognizes revenue under the software revenue recognition guidance and allocates revenue for multiple element arrangements for which VSOE exists for all undelivered elements using the “residual method”. The company uses the residual method to allocate revenue between the software license and post contract support (“PCS”) for arrangements accounted for under the software revenue recognition guidance. The company’s VSOE of fair value for PCS in software arrangements is based on substantive renewal rates. The company’s software license contracts include first year PCS bundled with the software license. These contracts also have a stated renewal rate for optional PCS renewals in the following year. The majority of customers renew PCS after the first year and such renewals are generally at stated renewal rates. The value of the services is determined using VSOE and deferred initially and then recognized ratably over the maintenance period or as delivered for solution services. The residual amount of the order is then allocated to and recognized for delivered elements.

The Company limits the amount of revenue recognition for delivered elements to the amount that is not contingent on the future delivery of products or services, future performance obligations, or subject to customer-specific return or refund privileges. If an arrangement includes subjective or other customer acceptance provisions beyond standard acceptance provisions that the product conforms to standard published specifications, revenue recognition occurs upon the earlier of receipt of written customer acceptance or expiration of the acceptance period.

Maintenance and support services are recognized ratably over the life of the maintenance and support service period, which typically is one year or greater, and maintenance agreements automatically renew until such time as termination is invoked per the contract. Maintenance and support services include parts replacement and repair, telephone support, and unspecified rights to operating system upgrades and enhancements on a when and if available basis. Installation and other consulting service revenues are recognized as performed, subject to all other revenue recognition criteria being met. Solution services typically include migration services, performance analysis, application support, managed services and various other consulting services, none of which is considered essential to the functionality of the Company’s products.

If the fee due from the customer is not fixed or determinable, inclusive of when payment terms greater than 90 days have been granted, revenue is recognized as payment is due, assuming all other revenue recognition criteria have been met. If collection is not considered reasonably assured (or probable for those arrangements accounted for under the software revenue recognition guidance), revenue is recognized upon receipt of cash. In certain regions or countries where collection risk is considered to be high, such as Latin America, and certain Asian and Eastern European countries, revenue is generally recognized only when full cash payment is received from the customer or when a formal letter of credit, or bank guarantee has been put in place.

Revenue for arrangements with resellers is generally recognized when the Company delivers product as designated by the reseller, and all other revenue recognition criteria have been met. Delivery is generally directly to end users or to the reseller if the reseller is integrating the product into its offering or otherwise designates such. If the Company continues to participate in sales to the end user, revenue is deferred and recognized when product is sold through to the end user based on evidence provided by the reseller, provided all other revenue recognition criteria have been met (“sell through”). On a limited basis, when the Company provides a reseller with stock rotation rights or any other return rights, revenue is deferred until the rights have lapsed and all other revenue recognition criteria have been met.

The Company records deferred revenue for product shipped to customers and related services where amounts are billed pursuant to a contractual right and collection occurs or is probable prior to satisfying revenue recognition criteria.

Shipping charges billed to customers are included in revenue and the related shipping costs are included in cost of revenue. Sales tax, value-added tax, consumption tax and any other similar taxes are excluded from revenue.

New Accounting Guidance

In June 2011, a pronouncement was issued that amended the guidance allowing the presentation of comprehensive income and its components in the statement of changes in equity. The pronouncement provides the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The methodology for the computation and presentation of earnings per share remains the same. The pronouncement is effective for fiscal years beginning after December 15, 2011 and is to be applied retrospectively. The Company adopted this pronouncement as of February 27, 2012. As this pronouncement relates to disclosure only, the adoption did not have a material impact on our consolidated financial condition, results of operations or cash flows.

In September 2011, a pronouncement was issued that amended the guidance for goodwill impairment testing. The pronouncement allows an entity to perform an initial qualitative assessment to determine whether it is “more likely than not” that the fair value of the reporting unit is less than its carrying amount. This assessment is used as a basis for determining whether it is necessary to perform the two step goodwill impairment test. The methodology for how goodwill is calculated, assigned to the reporting unit and the application of the two step goodwill impairment test have not been revised. The pronouncement is effective for fiscal years beginning after December 15, 2011. The Company adopted this pronouncement as of February 27, 2012. The adoption of this new accounting standard did not have a significant impact on its consolidated financial position, results of operations or cash flows.

Research and development and software development costs

Costs incurred for research and development are expensed as incurred. The costs incurred for the development of computer software that will be sold, leased or otherwise marketed are capitalized when technological feasibility has been established. Capitalized costs are amortized to cost of revenue over the period of economic benefit, which approximates a straight-line basis over the estimated useful lives of the software, generally three years. The Company did not capitalize any software development costs in fiscal 2013, 2012 and 2011. Amortization expense recorded in 2013, 2012 and 2011 was $40, $83 and $83, respectively.

Income taxes

The Company provides deferred income taxes to recognize temporary differences between the financial reporting basis and the tax reporting basis of assets and liabilities. A deferred income tax asset is established for the expected future benefit of net operating loss and credit carry forwards and a valuation allowance is established against deferred income tax assets when it is more likely than not that some or all of the deferred income tax assets will not be realized.

Risks and uncertainties

The Company’s future operating results are subject to a number of risks, including, but not limited to, the Company’s dependence on suppliers and technology partners, the Company’s reliance on contract manufacturers for its current product lines, rapid industry changes, competition, competitive pricing pressures, economic slowdowns, enforcement of the Company’s intellectual property rights, the Company’s ability to sustain and manage growth, the Company’s ability to attract and retain key personnel, systems and service failures of the Company’s customers, undetected problems in the Company’s products, risks associated with interest rates and foreign currency exchange rates, changes in foreign laws and regulations and other risks related to international operations, including the impact of natural disasters.

The Company’s primary financial market risk exposures are in the areas of interest rate risk and foreign currency exchange risk. Although the Company’s exposure to currency rate fluctuations has been moderate due to the fact that the operations of the Company’s international subsidiaries are primarily conducted in their respective local currencies, exchange rate fluctuations may be material in future periods.

Stock-based compensation

The accounting standard for stock based compensation requires that all share-based payments to employees be recognized in the statements of operations based on their fair values. The Company recognizes the expense using the straight-line attribution method. The stock-based compensation expense recognized in the consolidated statements of operations is based on awards that ultimately are expected to vest; therefore, the amount of expense has been reduced for estimated forfeitures. This accounting standard requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from these estimates based on historical experience. If actual results differ significantly from these estimates, stock-based compensation expense and the Company’s results of operations could be materially impacted. In addition, if the Company employs different assumptions in the application this accounting standard, the compensation expense that the Company records in the future periods may differ significantly from what the Company has recorded in the current period.

During fiscal 2013, 2012 and 2011, all of the stock options granted were non-qualified stock options with exercise prices greater than the fair market value on the date of grant. The weighted-average fair value of all stock options granted during fiscal 2013, 2012 and 2011 was $0.03, $0.04 and $0.07 per share, respectively.

There was no stock-based compensation expense associated with the fiscal 2013, 2012 or 2011 restructurings.

The consolidated statements of operations for the years ended February 24, 2013, February 26, 2012 and February 27, 2011 include the following stock-based compensation expense:

	February 24, 2013	February 26, 2012	February 27, 2011
Cost of revenue	$38	$54	$119
Selling, marketing, general and administrative	132	218	247
Research and development	46	64	102

Total stock-based compensation expense	$216	$336	$468

Unamortized stock-based compensation expense related to non-vested awards at February 24, 2013 was $134 and is expected to be recognized over a weighted-average period of approximately 2.3 years. There were no unvested grants of restricted stock outstanding and no stock-based compensation costs were capitalized during the years ended February 24, 2013, February 26, 2012 or February 27, 2011.

Warranty

The Company warrants that its products will perform in all material respects in accordance with the Company’s standard published specifications in effect at the time of delivery of the products to the customer. The Company offers product warranties generally ranging from 30 days to 1 year. The Company estimates the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Company’s warranty liability include the number of installed units, whether the units are covered by service contracts, historical and anticipated rates of warranty claims, and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liability and adjusts the amount as necessary.

Changes in the Company’s product warranty liability during the period are as follows:

	February 24, 2013	February 26, 2012	February 27, 2011
Balance, beginning of the period	$61	$63	$49
Current period accrual	89	99	98
Amounts charged to the accrual	(94)	(101)	(84)

Balance, end of the period	$56	$61	$63